Submission	Aug. 14, 2026
Submission [Line Items]
Central Index Key	0001090727
Registrant Name	UNITED PARCEL SERVICE INC
Registration File Number	333-285036
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES